Taxation - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Deferred tax assets	£ 250	£ 250
Deferred tax liabilities	(250)	(250)
Net balances	£ 0	£ 0